Financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Trading liabilities	€ 26,387	€ 35,255
Non-trading derivatives	2,499	2,101
Designated at fair value through profit or loss	64,637	49,543
Financial liabilities	€ 93,524	€ 86,900